Bank Loan	12 Months Ended
Mar. 31, 2025
Bank Loan [Abstract]
BANK LOAN

NOTE 11 — BANK LOAN

As of March 31, 2025 and 2024, bank loan consisted of the following:

Bank loan		Nature of		Amount of	As of March 31,
drawdown date	Provider	bank loan	Interest rate	bank loan	2025	2024
April 25, 2024	Nanyang Commercial Bank Limited	Term loan under SME Financing Scheme (“SME Term Loan”)	Hong Kong Prime rate minus 2.5% p.a.	HK$ 9,000,000	$1,066,363	—
Total					1,066,363	—
Less: non-current portion					(962,671)	—
Amount classified as current liabilities					$103,692	—

The bank loan was primarily obtained for general working capital.

SME Term Loan

On March 25, 2024, Matter Interiors Limited secured SME Term Loan facilities from Nanyang Commercial Bank, Limited under the SME Financing Guarantee Scheme, introduced by the Hong Kong Government. Under the SME Financing Guarantee Scheme, SME Term Loan facilities receive 100% guarantee from HKMC Insurance Limited. SME Term Loan was also personally guaranteed in full by Mr. Hoi Lung CHAN and Mr. Cheong Shing KU, the beneficial owners and directors of the Company. The repayment obligations are determined by schedules outlined in the banking facilities and revised repayment schedules, with final installment due in April 2034. These SME Term Loans feature variable interest rates set at Hong Kong Dollar Prime Rate minus 2.5% per annum.

As of March 31, 2025 and 2024, the outstanding balances under these SME Term Loan facilities were $1,066,363 and $Nil, respectively.

No significant covenants are noted under these banking facilities.

The effective annual interest rates of the bank loans for the years ended March 31, 2025 and 2024 were 3.35% and Nil%. Interest expenses incurred from these bank loans amounted to $34,266 and $Nil for the years ended March 31, 2025 and 2024, respectively.

The table below summarizes the remaining contractual maturities of the bank loan as of March 31, 2025. The loans are categorized by the years in which repayments are due:

During the year ended March 31,
2026	$134,264
2027	134,264
2028	134,264
2029	134,264
2030	134,264
Thereafter	548,249
Total repayments of bank loans	1,219,569
Less: imputed interest	(153,206)
Balance recognized on the balance sheet as of March 31, 2025	$1,066,363